Other Comprehensive (Loss) Income - Schedule of Tax Effects Allocated to Each Component of Other Comprehensive income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ (20,305)	$ 936	$ 6,272
Unrealized gain on cash flow hedging instruments	0	97	1,205
Income tax expense	0	(27)	(325)
Unrealized gain on cash flow hedging instruments, net of tax	0	70	880
Reclassification of loss (gain) on cash flow hedging instruments into earnings	0	305	(574)
Income tax (benefit) expense	0	(86)	156
Reclassification of loss (gain) on cash flow hedging instruments into earnings, net of tax	0	219	(418)
Other comprehensive (loss) income	$ (20,305)	$ 1,225	$ 6,734